Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 23, 2017	Dec. 31, 2019	Dec. 31, 2018
Organization And Business Operations [Line Items]
Location of incorporation		KY
Date of incorporation		Jul. 26, 2017
Warrants price per share		$ 1.50
Trust account	$ 345,000,000
Minimum percentage of fair market value of business acquisition to assets in trust account		80.00%
Minimum percentage of outstanding voting securities to be acquired for completion of business combination		50.00%
Annual limit of interest released to fund working capital requirements		$ 750,000
Minimum net tangible assets to complete business combination		$ 5,000,001
Percentage of aggregate common shares that may be redeemed without prior consent		15.00%
Cash		$ 682,940	$ 892,518
Working capital		516,000
Proceeds from withdrawal from funds held in trust for working capital requirement		1,500,000
Proceeds from withdrawal from funds held in trust for tax obligation		1,800,000
Cash at bank		$ 683,000
Sponsors [Member] | Private Placement [Member]
Organization And Business Operations [Line Items]
Number of private placement warrants issued	5,933,334	5,933,334
Warrants price per share	$ 1.50
Proceeds from sale of private placement warrants to sponsors	$ 8,900,000	$ 8,900,000
U.S. Government Securities [Member] | Maximum [Member]
Organization And Business Operations [Line Items]
Debt instrument, maturity period	180 days
Class A Common Stock [Member]
Organization And Business Operations [Line Items]
Net proceeds from sale of units	$ 345,000,000
Offering costs incurred	19,700,000
Deferred underwriting commissions	$ 12,075,000
Initial redemption price		$ 10.00
Percentage of public shares required to repurchase if business combination is not completed within specified period		100.00%
Class A Common Stock [Member] | Initial Public Offering [Member]
Organization And Business Operations [Line Items]
Sale of units	34,500,000	34,500,000
Price per share	$ 10.00	$ 10.00
Class A Common Stock [Member] | Over-Allotment Option [Member]
Organization And Business Operations [Line Items]
Sale of units	4,500,000	4,500,000
Class A Common Stock [Member] | Anchor Investors [Member]
Organization And Business Operations [Line Items]
Shares to be sold under forward agreements		15,789,474
Forward agreements price per share		$ 9.50
Forward agreements, aggregate amount		$ 150,000,000
Class A Common Stock [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Organization And Business Operations [Line Items]
Threshold share price		$ 11.00
Number of trading days for calculating share price		20 days
Number of consecutive trading days for calculating share price		30 days
Share purchase price		$ 0.01